Portfolio of Investments – as of September 30, 2025 (Unaudited)
Natixis Gateway Quality Income ETF

Shares	Description	Value (†)
Common Stocks — 90.2% of Net Assets
	Aerospace & Defense — 0.2%
639	Lockheed Martin Corp.	$318,995
	Air Freight & Logistics — 1.2%
6,428	C.H. Robinson Worldwide, Inc.	851,067
7,414	Expeditors International of Washington, Inc.	908,883
4,172	United Parcel Service, Inc., Class B	348,487
		2,108,437
	Automobiles — 1.7%
6,679	Tesla, Inc.(a)	2,970,285
	Banks — 1.9%
10,015	JPMorgan Chase & Co.	3,159,031
	Beverages — 0.4%
8,889	Monster Beverage Corp.(a)	598,318
	Biotechnology — 1.1%
10,565	Gilead Sciences, Inc.	1,172,715
8,688	Incyte Corp.(a)	736,829
		1,909,544
	Broadline Retail — 3.6%
27,961	Amazon.com, Inc.(a)	6,139,397
	Building Products — 0.9%
5,669	A.O. Smith Corp.	416,161
1,718	Builders FirstSource, Inc.(a)	208,308
1,728	Lennox International, Inc.	914,734
		1,539,203
	Capital Markets — 1.1%
592	Cboe Global Markets, Inc.	145,188
2,026	MarketAxess Holdings, Inc.	353,031
2,651	Moody's Corp.	1,263,148
1,737	T. Rowe Price Group, Inc.	178,286
		1,939,653
	Commercial Services & Supplies — 1.1%
4,866	Cintas Corp.	998,795
14,651	Rollins, Inc.	860,600
		1,859,395
	Communications Equipment — 0.7%
7,846	Arista Networks, Inc.(a)	1,143,241
	Consumer Staples Distribution & Retail — 4.2%
4,338	Costco Wholesale Corp.	4,015,383
13,452	Kroger Co.	906,799
22,335	Walmart, Inc.	2,301,845
		7,224,027
	Electric Utilities — 0.3%
2,886	NRG Energy, Inc.	467,388
	Electronic Equipment, Instruments & Components — 0.2%
1,380	Jabil, Inc.	299,695
	Entertainment — 0.8%
700	Netflix, Inc.(a)	839,244
801	Spotify Technology SA(a)	559,098
		1,398,342
	Financial Services — 5.2%
6,482	Berkshire Hathaway, Inc., Class B(a)	3,258,761
3,934	Jack Henry & Associates, Inc.	585,891
7,178	Mastercard, Inc., Class A	4,082,918
2,598	Visa, Inc., Class A	886,905
		8,814,475
Shares	Description	Value (†)
	Food Products — 0.7%
10,498	Archer-Daniels-Midland Co.	$627,150
5,907	Bunge Global SA	479,944
		1,107,094
	Ground Transportation — 0.3%
3,752	Old Dominion Freight Line, Inc.	528,206
	Health Care Equipment & Supplies — 1.2%
2,876	IDEXX Laboratories, Inc.(a)	1,837,447
516	ResMed, Inc.	141,245
		1,978,692
	Health Care Providers & Services — 4.4%
12,909	Cardinal Health, Inc.	2,026,197
9,333	Cencora, Inc.	2,916,842
1,156	Humana, Inc.	300,757
2,419	McKesson Corp.	1,868,774
1,480	Molina Healthcare, Inc.(a)	283,213
		7,395,783
	Hotels, Restaurants & Leisure — 0.8%
1,847	Domino's Pizza, Inc.	797,368
1,813	DoorDash, Inc., Class A(a)	493,118
		1,290,486
	Household Durables — 0.7%
157	NVR, Inc.(a)	1,261,442
	Household Products — 1.8%
6,067	Clorox Co.	748,061
15,389	Colgate-Palmolive Co.	1,230,197
9,368	Kimberly-Clark Corp.	1,164,817
		3,143,075
	Independent Power & Renewable Electricity Producers — 0.1%
825	Vistra Corp.	161,634
	Insurance — 2.0%
1,347	Erie Indemnity Co., Class A	428,562
7,035	Progressive Corp.	1,737,293
11,088	Prudential Financial, Inc.	1,150,269
		3,316,124
	Interactive Media & Services — 8.1%
33,066	Alphabet, Inc., Class A	8,038,345
7,827	Meta Platforms, Inc., Class A	5,747,992
		13,786,337
	IT Services — 0.8%
1,417	Accenture PLC, Class A	349,432
3,843	VeriSign, Inc.	1,074,388
		1,423,820
	Metals & Mining — 0.1%
2,083	Newmont Corp.	175,618
	Oil, Gas & Consumable Fuels — 4.0%
8,471	APA Corp.	205,676
11,228	EOG Resources, Inc.	1,258,883
2,357	Marathon Petroleum Corp.	454,288
8,208	Phillips 66	1,116,452
903	Texas Pacific Land Corp.	843,077
16,944	Valero Energy Corp.	2,884,886
		6,763,262
	Passenger Airlines — 0.2%
2,445	Delta Air Lines, Inc.	138,754
1,436	United Airlines Holdings, Inc.(a)	138,574
		277,328
	Pharmaceuticals — 3.0%
17,545	Bristol-Myers Squibb Co.	791,280

Shares	Description	Value (†)
	Pharmaceuticals — continued
2,105	Eli Lilly & Co.	$1,606,115
5,225	Johnson & Johnson	968,819
13,686	Merck & Co., Inc.	1,148,666
3,637	Zoetis, Inc.	532,166
		5,047,046
	Semiconductors & Semiconductor Equipment — 14.0%
4,264	Applied Materials, Inc.	873,011
10,097	Broadcom, Inc.	3,331,101
1,090	KLA Corp.	1,175,674
16,832	Lam Research Corp.	2,253,805
82,259	NVIDIA Corp.	15,347,884
4,178	QUALCOMM, Inc.	695,052
1,276	Teradyne, Inc.	175,629
		23,852,156
	Software — 8.7%
4,756	Adobe, Inc.(a)	1,677,679
14,301	Fortinet, Inc.(a)	1,202,428
19,289	Microsoft Corp.	9,990,737
6,677	Palantir Technologies, Inc., Class A(a)	1,218,018
820	ServiceNow, Inc.(a)	754,630
		14,843,492
	Specialty Retail — 3.3%
10,407	Best Buy Co., Inc.	786,977
6,335	Home Depot, Inc.	2,566,879
2,440	TJX Cos., Inc.	352,677
1,800	Ulta Beauty, Inc.(a)	984,150
4,502	Williams-Sonoma, Inc.	879,916
		5,570,599
	Technology Hardware, Storage & Peripherals — 7.6%
50,302	Apple, Inc.	12,808,398
3,361	Super Micro Computer, Inc.(a)	161,127
		12,969,525
	Textiles, Apparel & Luxury Goods — 1.1%
8,212	Deckers Outdoor Corp.(a)	832,450
5,978	Lululemon Athletica, Inc.(a)	1,063,666
		1,896,116
	Trading Companies & Distributors — 2.7%
49,191	Fastenal Co.	2,412,327
2,364	W.W. Grainger, Inc.	2,252,797
		4,665,124
	Total Common Stocks (Identified Cost $130,782,359)	153,342,385

Principal Amount	Description	Value (†)
Equity-Linked Notes — 9.5%
$3,674,620	Barclays Bank PLC, (S&P 500 Index), 83.000%, 10/31/2025(b)	$3,688,576
4,160,222	GS Finance Corp., MTN, (S&P 500 Index), 78.240%, 11/07/2025(b)	4,160,222
1,745,027	GS Finance Corp., MTN, (S&P 500 Index), 80.940%, 10/10/2025(b)	1,518,722
3,334,456	Royal Bank of Canada, (S&P 500 Index), 67.910%, 10/17/2025(b)	3,082,279
3,805,494	UBS AG, (S&P 500 Index), 76.380%, 10/24/2025(b)	3,705,980
	Total Equity-Linked Notes (Identified Cost $16,719,819)	16,155,779

Short-Term Investments — 0.1%
201,015
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 9/30/2025 at 2.650% to
be repurchased at $201,030 on 10/01/2025
 collateralized by $217,400 U.S. Treasury Note,
1.750% due 1/31/2029 valued at $205,074 including
accrued interest(c)
(Identified Cost $201,015)
		201,015
	Total Investments — 99.8% (Identified Cost $147,703,193)	169,699,179
	Other assets less liabilities — 0.2%	392,388
	Net Assets — 100.0%	$170,091,567

MTN	Medium Term Note

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to
$16,155,779 or 9.5% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$153,342,385	$ —	$ —	$153,342,385
Equity-Linked Notes	—	16,155,779	—	16,155,779
Short-Term Investments	—	201,015	—	201,015
Total Investments	$153,342,385	$16,356,794	$—	$169,699,179

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.